COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	12 Months Ended			23 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 30, 2017 USD ($)
Number of premises operating leases	2
Term of leases of motor vehicles	3 years
Operating leases expense	$ 444	$ 1,447	$ 1,463
Indemnification agreement limit as a percentage of shareholders' equity	25.00%
Number of lawsuits	3
Number of current employees filing lawsuits	3
Number of former employees filing lawsuits				5
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 165			$ 1,000
Obligation to purchase inventory from suppliers	415
Other Employees [Member]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	164
Meitav [Member]
Payment of settlement	$ 980